Financial instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial instruments [text block] [Abstract]
Financial instruments

11. Financial instruments

11.1. Financial assets

Set out below, is an overview of financial assets, other than cash and short-term deposits, held by the Group as at June 30, 2021 and December 31, 2020:

	June 30 2021 £’000	December 31 2020 £’000
Debt instruments at amortised cost
Trade receivables	12,715	7,243
Contract assets	153	599
Lease deposits	1,954	2,653
	14,822	10,495

Current	14,822	10,495
Non-current	—	—

11.2. Financial liabilities

Set out below is an overview of financial liabilities held by the Group as at June 30, 2021 and December 31, 2020:

	June 30 2021 £’000	December 31 2020 £’000
Financial liabilities at amortised cost
Current:
Lease liabilities	14,125	6,540
Stocking loans	116,155	86,709
Mortgages	523	1,368
Warrants	6,648	—
	137,451	94,617
Non-current:
Lease liabilities	46,702	41,508
Mortgages	1,776	2,126
Warrants	—	—
	48,478	43,634

11.3. Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans and trade and other payables has been measured using level 3 valuation inputs.

23. Financial instruments

23.1 Financial assets

	December 31 2020	December 31 2019	December 31 2018
	£‘000	£’000	£’000
Debt instruments at amortized cost
Trade receivables	7,243	291	—
Contract assets	599	8	—
Lease deposits	2,653	1,675	—
Total financial assets	10,495	1,974	—

23.2 Financial liabilities: Interest bearing loans and borrowings

	Interest rate %	Maturity	December 31 2020	December 31 2019	December 31 2018
			£‘000	£’000	£’000
Current
Lease liabilities	1 – 7%	Within one year	6,540	1,510	—
Stocking loan	Base rate + 1 – 3.75%	On earlier of sale of underlying vehicle or 120/.180 days	86,709	32,477	—
Mortgages	2 – 4%	Within one year	1,368	—	—

Non-Current
Lease liabilities	1 – 7%	2022 – 2040	41,508	4,358	—
Mortgages	2 – 4%	2022 – 2025	2,126	—	—

The stocking loans are secured against the inventory of the Group. The stocking loans become due upon the sooner of a sale of a vehicle by the Group to a customer or 120/180 term from the inception of the individual loan. The stocking loans base rates are in reference to 7-day GBP LIBOR and the Bank of England base rate.

The mortgages are secured against the freehold property of the Group.

23.3 Fair Value

Management assessed that the fair value of trade receivables, other receivables, stocking loans and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans and trade and other payables has been measured using level 3 valuation inputs.

23.4 Interest rate risk management

Interest rate risk is the risk that changes in interest rates will affect the income and financial management of the Group. The Group is exposed to interest rate risk through its stocking facilities where interest is charged in reference to LIBOR. However, the exposure to interest rate risk is minimal since the Group is in a net cash position as at December 31, 2020 and December 31, 2019 and is therefore able to reduce exposure through repayment of the facility. The Group is not exposed to interest rate risk on its mortgages where interest rates are fixed.

The Group does not hedge against interest rate risk.

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on the stocking loans, the only element of loans and borrowings impacted by variable interest rates. With other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings, as follows:

	Increase/ decrease in basis points	Effect on profit before tax 2020	Effect on profit before tax 2019
		£’000	£’000
LIBOR	+10	44	10
LIBOR	-10	(44)	(10)

23.5 Credit risk management

Credit risk is the risk of financial loss to the Group if a customer or bank (“Counterparty”) fails to meet its contractual obligations resulting in a financial loss to the Group. The Group’s maximum exposure to credit risk at the Period end was equal to the carrying amount of trade receivables as set out in note 17.

The Group’s exposure to credit risk is minimal since the settlement of amounts due for the sale of a vehicle to a consumer is completed prior to the delivery of the vehicle. The trade receivables balance represents customer funds to be received from our consumer finance partners and payment gateway provider. No provision in relation to the recoverability of receivables has been recognized.

Credit risk from balances with banks and financial institutions is managed in accordance with the Group’s treasury policy. It is the Group’s policy to only hold cash and cash equivalent with banks which have at least an A rating and an A-1 rating for short term deposits, as per Standard and Poor’s credit rating system. The Group’s maximum exposure to credit risk on cash and cash equivalents is the carrying amount of cash and cash equivalents on the statement of financial position.

23.6 Liquidity risk management

Liquidity risk refers to the ability of the Group to meet the obligations associated with its financial liabilities that are settled as they fall due.

The treasury strategy of the Group is to retain cash on the balance sheet by financing the purchase of inventory and to maximize interest received whilst maintaining liquidity and flexibility in the availability of funds.

The table below summarizes the maturity profile of the Group’s financial liabilities based upon contractual undiscounted payments:

2020	Less than one year	1 to 5 years	Over 5 years	Total
	£‘000	£‘000	£‘000	£‘000
Stocking loans	86,709	—	—	86,709
Lease liabilities	7,603	25,243	21,052	53,898
Mortgages	1,385	2,230	—	3,615
Trade payables	12,668	—	—	12,668
Total	108,365	27,473	21,052	156,890
2019	Less than one year	1 to 5 years	Over 5 years	Total
	£‘000	£‘000	£‘000	£‘000
Stocking loans	32,477	—	—	32,477
Lease liabilities	1,429	4,943	—	6,372
Trade payables	1,867	—	—	1,867
Total	35,773	4,943	—	40,716
2018	Less than one year	1 to 5 years	Over 5 years	Total
	£‘000	£‘000	£‘000	£‘000
Stocking loans	—	—	—	—
Lease liabilities	—	—	—	—
Trade payables	107	—	—	—
Total	107	—	—	—

23.7 Changes in liabilities arising from financial activities

	Stocking loans	Lease liabilities	Mortgages	Total
	£‘000	£‘000	£‘000	£‘000
October 15, 2018	—	—	—	—
New leases	—	—	—	—
Issue of debt	—	—	—	—
Repayment	—	—	—	—
Accretion of interest	—	—	—	—
December 31, 2018	—	—	—	—
New leases	—	6,496	—	6,496
Issue of debt	42,825	—	—	42,825
Repayment	(10,348)	(693)	—	(11,041)
Accretion of interest	—	65	—	65
December 31, 2019	32,477	5,868	—	38,345
New leases	—	19,850	—	19,850
Acquisition of subsidiary	33,870	27,972	3,937	65,799
Issue of debt	216,444	—	—	216,444
Repayment	(196,082)	(6,294)	(443)	(202,819)
Accretion of interest	—	652	—	652
December 31, 2020	86,709	48,048	3,494	138,251

23.8 Hedge accounting

The Group has not entered into any agreements designed to hedge financial risk in the Year ended December 31, 2020 (2019: none, 2018: none).

23.9 Derecognition of financial instruments

The Group has not recorded any gains or losses arising through the derecognition of financial assets or financial liabilities in the Period ended December 31, 2020 (2019: none, 2018: none).

The Company is not subject to any externally imposed capital requirements.

23.10 Capital management

For the purposes of the Group’s capital management, capital includes cash raised through the issue of share capital and stocking loans. The primary objective of the Group’s capital management is to finance operational and developmental activities. Stocking loans are used specifically by the Group to finance the purchase of inventory.

	2020	2019	2018
	£’000	£’000	£’000
Inventory	114,694	42,970	—
Stocking loans	(86,709)	(32,477)	—
Net inventory	27,985	10,493	—
Cash and cash equivalents	243,524	34,539	26,366